Other Long-term Liabilities (Schedule of Other Long-Term Liabilities) (Details) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other long-term liabilities [Abstract]
Government authorities			€ 209
Forward contracts closed	[1]	1,767	1,731
Liabilities for employees benefits		28	19
Other long-term liabilities		€ 1,795	€ 1,959	[2]

[1]	The Company closed euro/USD forward contracts with an accumulated loss of approximately 1,767 thousand euros (approximately $1,982 thousand) that are expected to be received between 2021 and 2022 (depending on the relevant dates of the forward positions).
[2]	Reclassified, see Note 2E